Related Party Transactions - Schedule of Related Party Sales and Outstanding Accounts Receivable Balance (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Sales to related party	$ 100	$ 96	$ 337	$ 351	$ 183
Accounts receivable	$ 322	$ 75	$ 250	$ 122	$ 51